Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
United States	$ (2,421)	$ 921	$ (992)
International	227	(78)	0
Total income (loss) before income taxes	$ (2,194)	$ 843	$ (992)